Investment in an Associate (Tables)	6 Months Ended
Jun. 30, 2026
Investment in an Associate [Abstract]
Schedule of Investment in Associate
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Shares at cost	1,916,650	1,923,775	471,802
Share of post-acquisition reserves	7,125	675,897	165,763
	1,923,775	2,599,672	637,565

Schedule of Details of Associate

Details of associate is as follows:

	Percentage of effective ownership
	June 30,
Name	2026	2025	Place of incorporation	Principal activities
	%	%
RL Solar Assets Sdn. Bhd. (Formerly known as RL Sunseap Energy Sdn. Bhd.)	49	—	Malaysia	Renewable energy business

Schedule of Summarised Financial Information of the Associate

The summarised financial information of the associate is as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Carrying amount	1,916,650	1,923,775	471,802

Share of results:
Group’s share of profit from continuing operations	7,125	675,897	165,763
Group’s share of total comprehensive income	7,125	675,897	165,763